Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 115,524	$ 136,430
Deposits at call	432	451
Cash and cash equivalents	$ 115,956	$ 136,881	$ 108,123	$ 129,328